Financial instruments (Foreign Exchange Forward Contracts) (Details) - Foreign Exchange Forward [Member] $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Foreign Currency Derivatives [Abstract]
Derivative, Notional Amount				$ 1,465	$ 887
Gain (loss) on derivative instruments, net, pretax	$ 157,000,000	$ (72,000,000)	$ (1,000,000)
Other Current Assets [Member]
Foreign Currency Derivatives [Abstract]
Fair value of outstanding foreign exchange forward contracts	67,000,000	0
Accounts Payable and Other [Member]
Foreign Currency Derivatives [Abstract]
Fair value of outstanding foreign exchange forward contracts	$ 0	$ 19,000,000